Short-term investments - Summary of Short-term Investments (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Statement [LineItems]
Fixed deposit under lien with banks	₨ 2,562	$ 34	₨ 5,910
Deposits held as collateral in respect of closure cost and future redundancy payments	571	8	601
Deposits held as margin money	1,385	18	1,336
Investments in bonds of related party	₨ 1,013	$ 13	3,288
Debt service reserve [member]
Statement [LineItems]
Security by subsidiary against overdraft facility			₨ 1,273